                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2005
                                               -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
This Amendment (Check only one):     [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030



Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
         ---------------
Title:   Managing Member
         ---------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


    /s/      Edward M. Giles                   New York, NY          11/01/05
        -----------------------------   -----------------------   --------------
                [Signature]                   [City, State]           [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)











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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             1
                                    ----------------------------

Form 13F Information Table Entry Total:                       42
                                            --------------------

Form 13F Information Table Value Total:                   214862
                                            --------------------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           NONE


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                      GME CAPITAL LLC
                        13 F REPORT
                  AS OF SEPTEMBER 30, 2005

                                                                                                      Voting Authority
                                                                                                      ----------------
                                                                  Value     Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP             (x$1000)  Prn Amt  Prn Call Dscretn Managers   Sole  Shared None
------------------------------ ---------------- ---------         --------  -------- --- ---- ------- -------- ------  ------ ----
3D SYSTEMS CORP                COM              88554D205              7624   342944 SH       Defined          342944
ACCELR8 TECHNOLOGY CORP        COM              004304200               386   118000 SH       Defined          118000
AMERICAN VANGUARD CORP         COM              030371108              6424   350840 SH       Defined          350840
ANALOG DEVICES                 COM              032654105              3938   106038 SH       Defined          106038
BJ SERVICES CO                 COM              055482103              2606    72400 SH       Defined           72400
CELGENE CORP                   COM                      151020104     48068   884906 SH       Defined          884906
CENTENE CORP                   COM              15135B101               210     8400 SH       Defined            8400
CHEVRON CORP                   COM                      166764100      1661    25653 SH       Defined           25653
CIMAREX ENERGY                 COM                      171798101       335     7400 SH       Defined            7400
COUNTRYWIDE FINANCIAL          COM                      222372104      5645   171178 SH       Defined          171178
D.R. HORTON INC                COM              23331A109              5094   140633 SH       Defined          140633
HUDSON CITY BANCORP INC        COM                      443683107      6100   512608 SH       Defined          512608
KOPIN CORP.                    COM                      500600101       268    38560 SH       Defined           38560
LEXICON GENETICS INC.          COM                      528872104       222    56000 SH       Defined           56000
LIFECORE BIOMEDICAL INC.       COM                      532187101      3295   272500 SH       Defined          272500
MASSEY ENERGY CO               COM                      576206106      8240   161350 SH       Defined          161350
MERCURY COMPUTER SYSTEMS       COM                      589378108      3953   150600 SH       Defined          150600
MRV COMMUNICATIONS INC.        COM                      553477100      1319   619200 SH       Defined          619200
NABORS INDUSTRIES LTD          SHS              G6359F103              4453    62000 SH       Defined           62000
NEWFIELD EXPLORATION CO        COM                      651290108      5833   118800 SH       Defined          118800
NEWMONT MINING CORPORATION     COM                      651639106      4715    99950 SH       Defined           99950
NOBLE DRILLING CORP.           SHS              G65422100              2328    34000 SH       Defined           34000
PALL CORP.                     COM                      696429307      3393   123400 SH       Defined          123400
PETROHAWK ENERGY CORP          COM                      716495106      4286   297400 SH       Defined          297400
PLACER DOME INC                COM                      725906101      2876   167700 SH       Defined          167700
PRESSTEK INC.                  COM                      741113104      6553   504820 SH       Defined          504820
QUEST DIAGNOSTICS, INC.        COM              74834L100              3361    66500 SH       Defined           66500
QUESTAR CORP                   COM                      748356102      7217    81900 SH       Defined           81900
RAYONIER INC                   COM                      754907103     10168   176466 SH       Defined          176466
SCOTTS MIRACLE-GRO CO          COM CL A                 810186106      2831    32200 SH       Defined           32200
SHIRE PHARMACEUTICALS GROUP PL SPONSORED ADR    82481R106              4128   111600 SH       Defined          111600
SOUTHWESTERN ENERGY CO.        COM                      845467109     20890   284600 SH       Defined          284600
STERICYCLE, INC.               COM                      858912108      2426    42450 SH       Defined           42450
STREETTRACKS GOLD TRUST        GOLD SHS                 863307104       700    15000 SH       Defined           15000
SYNTHETECH                     COM              87162e100               111   201000 SH       Defined          201000
THORATEC CORPORATION           COM NEW                  885175307       178    10000 SH       Defined           10000
THORNBURG MORTGAGE INC         COM                      885218107      5626   224500 SH       Defined          224500
TIERONE CORP                   COM              88650R108              2711   103050 SH       Defined          103050
UNIVERSAL HEALTH RLTY IN       COM              91359E105               937    28183 SH       Defined           28183
VASOGEN INC                    COM              92232F103               743   351900 SH       Defined          351900
VENTANA MEDICAL SYSTEMS        COM              92276h106              9019   216792 SH       Defined          216792
WILLBROS GROUP INC             COM                      969199108      3991   251800 SH       Defined          251800
REPORT SUMMARY                                 42 DATA RECORDS         214862       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED